Quarterly Report
March 31, 2025
MFS®  Total Return Bond Series
MFS® Variable Insurance Trust
VFB-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.8%
Aerospace & Defense – 1.2%
Boeing Co., 2.196%, 2/04/2026	$6,236,000	$6,101,310
Boeing Co., 5.15%, 5/01/2030	1,704,000	1,714,568
Boeing Co., 6.528%, 5/01/2034	4,067,000	4,357,735
Boeing Co., 5.705%, 5/01/2040	1,595,000	1,550,509
TransDigm, Inc., 4.625%, 1/15/2029	5,158,000	4,897,379
		$18,621,501
Asset-Backed & Securitized – 19.6%
ACREC 2025-FL3 LLC, “AS”, FLR, 5.951% (SOFR - 1mo. + 1.64%), 8/18/2042 (n)	$3,857,000	$3,851,766
ACREC 2021-FL1 Ltd., “C”, FLR, 6.58% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	2,546,000	2,541,031
ACREC 2021-FL1 Ltd., “D”, FLR, 7.08% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	3,070,500	3,064,266
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	2,504,000	2,520,502
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	1,637,372	1,642,596
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	4,923,167	4,906,561
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	4,580,073	4,586,649
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	2,907,274	2,888,112
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.283% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	1,740,000	1,728,326
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 6.633% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	964,500	955,941
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.733% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	3,443,500	3,430,544
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.348% (SOFR - 30 day + 3%), 1/15/2037 (n)	9,290,000	9,289,919
AREIT 2022-CRE6 Trust, “B”, FLR, 6.197% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	1,126,000	1,121,052
AREIT 2022-CRE6 Trust, “C”, FLR, 6.497% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	2,322,000	2,304,279
AREIT 2022-CRE6 Trust, “D”, FLR, 7.197% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	987,000	982,068
AREIT 2025-CRE10 Ltd., “AS”, FLR, 5.861% (SOFR - 1mo. + 1.5421%), 1/17/2030 (n)	4,001,064	3,986,040
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	570,421	575,569
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	46,072	5
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.041% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	14,343	27,122
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	2,557,360
BDS Ltd., 2024-FL13, “A”, FLR, 5.892% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	1,224,500	1,227,354
BDS Ltd., 2025-FL14, “B”, FLR, 5.992% (SOFR - 1mo. + 1.6926%), 10/21/2042 (n)	2,443,148	2,439,173
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.362%, 7/15/2056	991,415	1,033,298
Black Diamond CLO Ltd., 2019-2A, “A2R”, FLR, 6.49% (SOFR - 3mo. + 2.2%), 7/23/2032 (n)	4,661,659	4,661,864
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	3,427,000	3,415,567
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 6.233% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	4,380,500	4,360,805
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 6.033% ((SOFR - 1mo. + 0.11448%) + 1.6%), 3/15/2036 (n)	3,669,500	3,637,245
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.483% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	1,288,000	1,270,725
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.733% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	836,500	836,551
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 7.183% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	952,500	952,560
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	894,241	910,804
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	126,034	129,167
BXMT 2020-FL2 Ltd., “B”, FLR, 6.083% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,731,000	1,705,016
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	6,055,326
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	673,830	678,216
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,700,897
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	3,307,612	3,287,058
Columbia Cent CLO 2021-31A, Ltd., FLR, 6.149% (SOFR - 3mo. + 1.85%), 4/20/2034 (n)	2,457,213	2,456,741
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	4,656,029	4,870,844
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	2,699,147	2,850,128
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,069,657	9,048,561
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,407,834	1,405,754
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	1,502,479	1,522,204
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	973,000	986,572
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	1,556,998	1,553,511
Deephaven Residential Mortgage Trust, 2024-1A, “A”, 5.735%, 7/25/2069 (n)	6,366,651	6,379,883
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	369,369	369,768
ELM Trust, 2024-ELM, “C10”, 6.296%, 6/10/2039 (n)	742,347	748,776

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
ELM Trust, 2024-ELM, “C15”, 6.396%, 6/10/2039 (n)	$1,011,934	$1,020,493
Empire District Bondco LLC, 4.943%, 1/01/2033	1,496,081	1,503,201
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	1,600,443	1,625,821
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	1,153,000	1,154,212
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	2,404,000	2,405,096
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	763,270	770,835
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	5,617,144	5,608,702
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 6.254% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/18/2031 (n)	6,545,000	6,531,583
JPMorgan Mortgage Trust, “A1”, 5.063%, 10/25/2033	19,041	18,116
KKR Static CLO Ltd., 2022-1A, “BR2”, FLR, 5.743% (SOFR - 3mo. + 1.45%), 7/20/2031 (n)	3,690,506	3,681,213
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	344,369	345,031
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.183% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	5,666,000	5,660,033
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.433% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	5,318,000	5,301,978
LoanCore 2021-CRE6 Ltd., “B”, FLR, 6.333% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	9,970,000	9,971,506
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.91% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	7,367,000	7,339,393
Madison Park Funding Ltd., 2017-23A, “CR”, FLR, 6.561% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	5,894,060	5,895,522
Man GLG US CLO, 2018-2 Ltd., “B”, FLR, 7.293% (SOFR - 3mo. + 3%), 7/20/2035 (n)	3,420,864	3,424,938
Merrill Lynch Mortgage Investors, Inc., “A”, 6.275%, 5/25/2036	17,731	17,278
Merrill Lynch Mortgage Investors, Inc., “A5”, 5.205%, 4/25/2035	52,947	47,383
MF1 2020-FL4 Ltd., “AS”, FLR, 6.533% ((SOFR - 1mo. + 0.11448%) + 2.1%), 12/15/2035 (n)	2,602,500	2,596,809
MF1 2021-FL5 Ltd., “C”, FLR, 6.133% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	2,589,000	2,578,093
MF1 2022-FL8 Ltd., “C”, FLR, 6.516% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,433,741	2,396,522
MF1 2022-FL8 Ltd., “D”, FLR, 6.966% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	1,407,473	1,372,924
MF1 2024-FL14 LLC, “AS”, FLR, 6.556% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	3,688,167	3,692,888
MF1 2024-FL15 Ltd., “AS”, FLR, 6.356% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	4,032,000	4,032,000
MF1 2024-FL16 LLC, “AS”, FLR, 6.258% (SOFR - 1mo. + 1.942%), 11/18/2039 (n)	4,385,479	4,385,483
MF1 2025-FL17 LLC, “B”, FLR, 6.103% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	2,388,514	2,383,694
MF1 2025-FL17 Ltd., “AS”, FLR, 5.883% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	3,775,488	3,767,941
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	2,610,646	2,629,858
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	3,231,641	3,441,145
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 6.413% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	7,481,614	7,491,602
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 6.165% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	3,306,562	3,296,513
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	1,961,509	1,961,794
OBX Trust, 2024-NQM9, “A1”, 6.03%, 1/25/2064 (n)	2,726,220	2,744,887
PFP III 2024-11 Ltd., “11A”, FLR, 6.153% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	6,157,140	6,166,456
Preferred Term Securities XIX Ltd., CDO, FLR, 4.91% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	89,480	84,782
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 6.634% ((SOFR - 1mo. + 0.11448%) + 2.2%), 11/25/2036 (n)	1,340,000	1,336,623
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.384% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	1,575,000	1,573,293
Residential Funding Mortgage Securities, Inc., FGIC, 3.6%, 12/25/2035 (d)(q)	2,975	53
Rockford Tower CLO 2020-1A, Ltd., “BRR”, FLR, 5.843% (SOFR - 3mo. + 1.55%), 1/20/2036 (n)	3,331,195	3,317,950
Sammons Financial Group, Inc., FLR, 6.093% (SOFR - 3mo. + 1.8%), 10/21/2034 (n)	2,673,048	2,650,870
Santander Auto Receivables Trust, 2025-1, 4.74%, 1/16/2029	2,384,000	2,393,165
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.53% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)	2,027,000	1,999,126
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 6.298% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	1,391,000	1,361,003
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 6.548% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	2,632,000	2,552,376
STORE Master Funding LLC, 2014-1A, “A1”, 5.69%, 5/20/2054 (n)	433,937	440,337
STORE Master Funding LLC, 2014-1A, “A2”, 5.7%, 5/20/2054 (n)	906,487	925,272
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	5,715,544
Venture CLO 43 Ltd., 2021-43A, “BR”, FLR, 6.151% (SOFR - 3mo. + 1.85%), 4/15/2034 (n)	5,537,477	5,491,344
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	1,501,075	1,502,723
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	1,111,185	1,108,858
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 6.014% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	1,957,793	1,954,197
Voya CLO 2012-4A Ltd., “BR3”, FLR, 6.513% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	828,265	829,851
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.863% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	1,187,823	1,188,797
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	12,836,174
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	3,821,665
		$293,799,022

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 0.2%
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	$2,711,000	$2,168,268
WMG Acquisition Corp., 3%, 2/15/2031 (n)	1,568,000	1,398,199
		$3,566,467
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$2,300,000	$2,402,263
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	2,878,000	3,063,143
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	6,058,000	5,990,072
LPL Holdings, Inc., 6.75%, 11/17/2028	1,167,000	1,233,775
LPL Holdings, Inc., 4%, 3/15/2029 (n)	4,555,000	4,362,717
LPL Holdings, Inc., 6%, 5/20/2034	1,917,000	1,956,478
		$19,008,448
Building – 0.7%
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$5,875,000	$5,421,209
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	2,760,000	2,399,727
Vulcan Materials Co., 3.5%, 6/01/2030	3,356,000	3,162,501
		$10,983,437
Business Services – 1.3%
Equinix, Inc., 2.15%, 7/15/2030	$4,789,000	$4,198,262
Fiserv, Inc., 3.5%, 7/01/2029	2,280,000	2,168,287
Fiserv, Inc., 5.6%, 3/02/2033	2,183,000	2,243,202
Global Payments, Inc., 2.9%, 5/15/2030	5,153,000	4,671,813
Global Payments, Inc., 2.9%, 11/15/2031	1,508,000	1,321,046
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	5,315,000	4,872,193
		$19,474,803
Cable TV – 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$6,587,000	$5,996,193
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	6,586,000	5,322,154
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,558,000	2,710,320
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	331,009
		$14,359,676
Computer Software – 0.5%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$6,901,000	$7,026,428
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$4,802,000	$4,765,678
Conglomerates – 1.0%
Regal Rexnord Corp., 6.05%, 4/15/2028	$1,521,000	$1,560,357
Regal Rexnord Corp., 6.3%, 2/15/2030	4,643,000	4,828,840
Regal Rexnord Corp., 6.4%, 4/15/2033	3,600,000	3,736,961
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	4,993,000	5,000,578
		$15,126,736
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$3,229,000	$2,973,036
Consumer Services – 0.2%
CBRE Group, Inc., 5.95%, 8/15/2034	$2,539,000	$2,654,628
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$4,838,000	$4,144,832

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.4%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$3,219,000	$2,668,082
Broadcom, Inc., 4.926%, 5/15/2037 (n)	3,219,000	3,095,013
		$5,763,095
Energy - Independent – 0.7%
EQT Corp., 3.9%, 10/01/2027	$1,728,000	$1,697,082
EQT Corp., 5%, 1/15/2029	1,294,000	1,302,485
EQT Corp., 3.625%, 5/15/2031 (n)	1,506,000	1,375,616
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	3,007,000	3,221,850
Tengizchevroil Finance Co. International Ltd. (Republic of Kazakhstan), 3.25%, 8/15/2030	3,294,000	2,880,965
		$10,477,998
Energy - Integrated – 0.1%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$1,487,000	$1,498,964
Financial Institutions – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	$3,195,000	$3,204,283
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	2,329,000	2,188,586
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	1,334,000	1,181,862
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,890,000	2,821,696
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	1,779,000	1,769,022
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	497,000	467,240
		$11,632,689
Food & Beverages – 0.5%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	$1,590,000	$1,615,236
Performance Food Group Co., 6.125%, 9/15/2032 (n)	3,726,000	3,703,500
Post Holdings, Inc., 5.5%, 12/15/2029 (n)	1,441,000	1,400,640
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,225,000	1,143,983
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	216,000	195,629
		$8,058,988
Gaming & Lodging – 0.4%
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	$3,765,000	$3,727,869
Marriott International, Inc., 3.5%, 10/15/2032	3,330,000	2,969,288
		$6,697,157
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$3,293,000	$3,044,145
Corebridge Financial, Inc., 5.75%, 1/15/2034	2,801,000	2,874,524
Corebridge Financial, Inc., 4.35%, 4/05/2042	442,000	369,608
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,291,000	1,033,235
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	4,897,000	5,220,146
		$12,541,658
Insurance - Health – 0.3%
Humana, Inc., 5.875%, 3/01/2033	$4,131,000	$4,223,489
Insurance - Property & Casualty – 1.0%
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	$5,692,000	$5,701,237
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,060,000	966,042
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	2,374,000	2,424,667
Hub International Ltd., 7.25%, 6/15/2030 (n)	3,479,000	3,583,391
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,221,000	1,627,340
		$14,302,677
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$1,704,000	$1,831,807

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.5%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$4,843,000	$4,804,313
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	1,161,000	1,167,850
CNH Industrial N.V., 3.85%, 11/15/2027	1,328,000	1,304,683
		$7,276,846
Major Banks – 7.1%
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	$4,007,000	$3,597,096
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	10,928,000	9,428,133
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	3,924,000	3,954,621
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,191,000	3,201,178
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,776,000	3,273,887
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	2,325,000	2,343,038
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	3,594,000	3,756,383
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	2,981,000	3,043,743
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,055,000	4,857,443
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	5,453,000	5,706,839
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,000,000	5,437,522
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	6,176,000	5,515,105
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	2,447,000	2,403,052
JPMorgan Chase & Co., 3.509% to 1/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 0.945%) to 1/23/2029	2,290,000	2,225,754
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.12%) to 4/23/2029	5,871,000	5,770,554
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	2,576,000	2,541,660
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	4,435,000	4,032,734
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,363,000	2,908,529
Lloyds Bank PLC, 3.75%, 1/11/2027	2,765,000	2,727,728
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,239,000	1,267,226
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	6,985,000	5,995,442
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	2,940,000	2,974,255
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	769,000	801,693
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	5,402,000	4,731,384
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	7,084,000	6,066,032
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,524,000	4,513,044
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	4,514,000	4,068,357
		$107,142,432
Medical & Health Technology & Services – 1.9%
Adventist Health System/West, 5.43%, 3/01/2032	$4,476,000	$4,522,001
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	593,000	577,598
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	1,096,000	985,813
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	1,318,000	1,341,012
HCA, Inc., 4.125%, 6/15/2029	3,255,000	3,160,537
HCA, Inc., 4.375%, 3/15/2042	3,251,000	2,681,951
ICON Investments Six DAC, 6%, 5/08/2034	2,657,000	2,712,463
Marin General Hospital, 7.242%, 8/01/2045	2,243,000	2,559,121
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,159,024
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	7,120,000	7,041,911
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	2,562,000	2,565,455
		$29,306,886
Medical Equipment – 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	$2,656,000	$2,689,808
Metals & Mining – 1.3%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$3,434,000	$3,315,995
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	2,927,000	2,601,853
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	4,511,000	3,791,827
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	3,922,000	3,541,616
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	4,010,000	3,533,306

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Novelis, Inc., 3.875%, 8/15/2031 (n)	$3,638,000	$3,162,902
		$19,947,499
Midstream – 2.2%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$1,939,000	$1,551,583
Enbridge, Inc., 5.7%, 3/08/2033	1,601,000	1,643,173
Energy Transfer LP, 5.55%, 2/15/2028	1,261,000	1,290,789
Energy Transfer LP, 5.75%, 2/15/2033	3,863,000	3,952,883
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	3,350,000	3,831,467
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,040,000	2,099,353
MPLX LP, 4.95%, 3/14/2052	5,874,000	4,936,224
Plains All American Pipeline LP, 3.55%, 12/15/2029	2,839,000	2,675,139
Targa Resources Corp., 4.2%, 2/01/2033	930,000	859,665
Targa Resources Corp., 6.125%, 3/15/2033	4,345,000	4,535,374
Targa Resources Corp., 4.95%, 4/15/2052	1,533,000	1,294,795
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,349,000	4,414,026
		$33,084,471
Mortgage-Backed – 18.5%
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	$6,450,415	$6,359,948
Fannie Mae, 3.5%, 3/01/2026 - 7/01/2046	5,340,680	4,975,351
Fannie Mae, 3.95%, 1/01/2027	297,054	295,707
Fannie Mae, 3%, 11/01/2028 - 8/01/2047	4,590,077	4,157,617
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	641,596	553,464
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	1,471	1,523
Fannie Mae, 3%, 2/25/2033 (i)	242,770	17,429
Fannie Mae, 5.5%, 5/01/2033 - 12/01/2038	2,593,147	2,647,720
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	1,952,263	1,969,005
Fannie Mae, 6%, 10/01/2035 - 3/01/2039	686,083	712,295
Fannie Mae, 4%, 12/01/2039 - 1/01/2047	11,103,998	10,673,610
Fannie Mae, 3.25%, 5/25/2040	85,992	81,527
Fannie Mae, 2%, 4/25/2046	190,272	175,604
Fannie Mae, 4%, 7/25/2046 (i)	318,070	59,290
Fannie Mae, 3.5%, 12/01/2046 (f)	1,166,041	1,071,510
Fannie Mae, UMBS, 3.5%, 1/01/2027	7,412	7,346
Fannie Mae, UMBS, 2.5%, 4/01/2036 - 6/01/2052	33,650,164	28,459,178
Fannie Mae, UMBS, 2%, 1/01/2037 - 3/01/2052	35,835,453	29,547,368
Fannie Mae, UMBS, 3%, 4/01/2037 - 8/01/2052	14,752,799	12,920,214
Fannie Mae, UMBS, 1.5%, 2/01/2042	154,671	126,722
Fannie Mae, UMBS, 6.5%, 4/01/2043 - 10/01/2053	599,922	619,871
Fannie Mae, UMBS, 4.5%, 9/01/2052	628,673	605,602
Fannie Mae, UMBS, 5%, 12/01/2052 - 3/01/2053	5,579,807	5,478,584
Fannie Mae, UMBS, 6%, 12/01/2052 - 12/01/2053	1,514,349	1,540,878
Fannie Mae, UMBS, 5.5%, 4/01/2053 - 11/01/2053	3,559,711	3,559,683
Federal Home Loan Bank, 5%, 7/01/2035	557,652	561,999
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,075,304	1,029,450
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	1,627,086	1,605,571
Freddie Mac, 3.3%, 10/25/2026	2,958,000	2,912,557
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	7,853,673	7,043,886
Freddie Mac, 1.086%, 7/25/2029 (i)	3,962,347	155,908
Freddie Mac, 1.138%, 8/25/2029 (i)	6,872,749	289,980
Freddie Mac, 1.85%, 4/25/2030 (i)	1,901,414	152,335
Freddie Mac, 5.5%, 5/01/2034 - 1/01/2038	123,220	125,820
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	38,922	40,294
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	600,954	606,958
Freddie Mac, 5.5%, 2/15/2036 (i)	55,138	8,945
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	9,205,754	8,552,755
Freddie Mac, 4.5%, 12/15/2040 (i)	23,471	2,181
Freddie Mac, 4%, 8/15/2044 (i)	54,449	5,013

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 2%, 5/01/2037 - 5/01/2052	$29,219,871	$23,415,438
Freddie Mac, UMBS, 3%, 10/01/2037 - 6/01/2052	2,671,829	2,356,091
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 7/01/2054	1,234,452	1,121,344
Freddie Mac, UMBS, 2.5%, 7/01/2051 - 9/01/2052	10,027,206	8,383,474
Freddie Mac, UMBS, 5%, 8/01/2052 - 10/01/2052	721,348	708,943
Freddie Mac, UMBS, 4.5%, 10/01/2052	1,438,773	1,378,687
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 10/01/2054	3,355,749	3,361,199
Freddie Mac, UMBS, 6%, 6/01/2054	2,432,260	2,471,917
Freddie Mac, UMBS, 6.5%, 8/01/2054	3,462,158	3,569,613
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2055	6,446,575	6,479,430
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	69,959	73,080
Ginnie Mae, 4.5%, 4/15/2039 - 12/20/2052	11,292,284	10,927,264
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	7,341,204	6,911,271
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2053	8,772,527	8,096,496
Ginnie Mae, 3%, 11/20/2044 - 10/20/2052	13,128,206	11,705,938
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	14,215,061	12,130,522
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	11,887,269	9,726,669
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	9,295,437	9,161,354
Ginnie Mae, 6.5%, 7/20/2054	700,001	717,472
Ginnie Mae, TBA, 5.5%, 4/15/2055	1,200,000	1,202,466
Ginnie Mae, TBA, 6.5%, 4/15/2055	700,000	716,554
UMBS, TBA, 2.5%, 4/15/2040	2,700,000	2,497,594
UMBS, TBA, 3%, 4/15/2040	1,900,000	1,797,161
UMBS, TBA, 2%, 4/25/2040 - 5/13/2055	10,400,000	9,072,583
		$277,693,258
Municipals – 1.8%
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-4”, 7%, 6/30/2039	$4,348,000	$4,021,914
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	2,286,000	1,304,112
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	215,000	214,280
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	8,850,000	8,098,807
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,295,000	1,039,754
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	3,704,408
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	3,250,000	3,424,374
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	5,223,000	4,624,388
		$26,432,037
Natural Gas - Distribution – 0.8%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,122,000	$8,821,407
NiSource, Inc., 3.6%, 5/01/2030	2,622,000	2,482,930
		$11,304,337
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$391,000	$381,369
Oils – 0.2%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$2,507,000	$2,398,272
Other Banks & Diversified Financials – 1.4%
Discover Financial Services, 6.7%, 11/29/2032	$7,435,000	$7,986,060
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	4,694,000	4,718,864
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,978,000	8,549,023
		$21,253,947

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.7%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$7,238,000	$5,963,898
Boston Properties LP, REIT, 6.5%, 1/15/2034	1,899,000	2,002,210
Boston Properties LP, REIT, 5.75%, 1/15/2035	2,601,000	2,574,226
		$10,540,334
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$4,895,000	$4,972,724
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)	$2,656,000	$2,672,767
Retailers – 0.3%
Penske Automotive Group Co., 3.75%, 6/15/2029	$5,509,000	$5,043,046
Specialty Chemicals – 0.3%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$4,745,000	$4,100,602
Specialty Stores – 0.2%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$3,801,000	$3,362,716
Telecommunications - Wireless – 1.1%
Rogers Communications, Inc., 4.5%, 3/15/2042	$6,129,000	$5,185,886
Rogers Communications, Inc., 4.55%, 3/15/2052	6,129,000	4,887,390
SBA Communications Corp., 3.125%, 2/01/2029	4,025,000	3,673,448
T-Mobile USA, Inc., 2.55%, 2/15/2031	1,939,000	1,709,395
T-Mobile USA, Inc., 4.375%, 4/15/2040	635,000	558,951
Vodafone Group PLC, 5.625%, 2/10/2053	1,337,000	1,254,308
		$17,269,378
Tobacco – 1.2%
B.A.T. Capital Corp., 4.742%, 3/16/2032	$5,611,000	$5,466,718
B.A.T. International Finance PLC, 4.448%, 3/16/2028	4,936,000	4,912,062
Philip Morris International, Inc., 5.125%, 11/17/2027	2,140,000	2,177,351
Philip Morris International, Inc., 5.625%, 11/17/2029	922,000	961,266
Philip Morris International, Inc., 5.125%, 2/15/2030	3,757,000	3,830,860
		$17,348,257
Transportation - Services – 0.7%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$1,983,000	$2,261,199
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	2,145,000	2,027,386
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	6,221,000	4,601,725
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	2,145,000	1,414,407
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	3,078,114	984,996
		$11,289,713
U.S. Government Agencies and Equivalents – 0.6%
Small Business Administration, 5.11%, 4/01/2025	$497	$497
Small Business Administration, 4.43%, 5/01/2029	53,400	53,279
Small Business Administration, 3.21%, 9/01/2030	878,711	848,436
Small Business Administration, 3.25%, 11/01/2030	96,429	93,615
Small Business Administration, 2.85%, 9/01/2031	189,488	180,609
Small Business Administration, 2.37%, 8/01/2032	142,566	133,753
Small Business Administration, 2.13%, 1/01/2033	733,529	681,119
Small Business Administration, 2.21%, 2/01/2033	182,579	170,010
Small Business Administration, 2.22%, 3/01/2033	565,664	524,232
Small Business Administration, 2.08%, 4/01/2033	1,188,280	1,096,302
Small Business Administration, 2.45%, 6/01/2033	1,173,898	1,095,786
Small Business Administration, 3.15%, 7/01/2033	1,462,984	1,402,588

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 3.16%, 8/01/2033	$1,691,981	$1,615,437
Small Business Administration, 3.62%, 9/01/2033	1,312,849	1,270,969
		$9,166,632
U.S. Treasury Obligations – 23.0%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$30,300,000	$19,690,266
U.S. Treasury Bonds, 1.75%, 8/15/2041	9,700,000	6,573,645
U.S. Treasury Bonds, 2.375%, 2/15/2042	12,900,000	9,574,219
U.S. Treasury Bonds, 4%, 11/15/2042	17,580,000	16,399,530
U.S. Treasury Bonds, 4.375%, 8/15/2043	9,600,000	9,355,500
U.S. Treasury Bonds, 4.75%, 11/15/2043	30,400,000	31,056,687
U.S. Treasury Bonds, 4.5%, 2/15/2044	31,600,000	31,223,516
U.S. Treasury Bonds, 4.25%, 2/15/2054	17,500,000	16,488,281
U.S. Treasury Notes, 4.375%, 12/15/2026	14,000,000	14,098,437
U.S. Treasury Notes, 4.125%, 2/15/2027	80,000,000	80,287,500
U.S. Treasury Notes, 2.5%, 3/31/2027	11,800,000	11,486,562
U.S. Treasury Notes, 4.125%, 7/31/2028	70,400,000	70,897,750
U.S. Treasury Notes, 4.25%, 6/30/2029	11,500,000	11,640,156
U.S. Treasury Notes, 4.25%, 11/15/2034	15,950,000	15,997,352
		$344,769,401
Utilities - Electric Power – 1.4%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$2,985,000	$3,129,983
Calpine Corp., 3.75%, 3/01/2031 (n)	3,680,000	3,356,356
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	746,000	844,082
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	5,303,000	4,583,137
Pacific Gas & Electric Co., 3%, 6/15/2028	2,630,000	2,472,811
Pacific Gas & Electric Co., 3.3%, 8/01/2040	8,840,000	6,500,550
		$20,886,919
Total Bonds		$1,483,866,865
Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 4.35% (v)	17,473,961	$17,475,708

Other Assets, Less Liabilities – (0.0)%		(146,945)
Net Assets – 100.0%		$1,501,195,628
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17,475,708 and $1,483,866,865, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $386,143,040, representing 25.7% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.

Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 3/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	203	$42,055,891	June – 2025	$193,541
U.S. Treasury Note 5 yr	Long	USD	382	41,315,687	June – 2025	532,858
						$726,399
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Long	USD	655	$80,073,750	June – 2025	$(764,969)
At March 31, 2025, The fund had liquid securities with an aggregate value of $4,576,183 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$353,936,033	$—	$353,936,033
Non - U.S. Sovereign Debt	—	1,831,807	—	1,831,807
Municipal Bonds	—	26,432,037	—	26,432,037
U.S. Corporate Bonds	—	394,778,507	—	394,778,507
Residential Mortgage-Backed Securities	—	309,799,593	—	309,799,593
Commercial Mortgage-Backed Securities	—	83,262,417	—	83,262,417
Asset-Backed Securities (including CDOs)	—	178,430,270	—	178,430,270
Foreign Bonds	—	135,396,201	—	135,396,201
Investment Companies	17,475,708	—	—	17,475,708
Total	$17,475,708	$1,483,866,865	$—	$1,501,342,573
Other Financial Instruments
Futures Contracts – Assets	$726,399	$—	$—	$726,399
Futures Contracts – Liabilities	(764,969)	—	—	(764,969)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$37,508,847	$112,240,331	$132,270,663	$120	$(2,927)	$17,475,708
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$397,805	$—